Segmental information - Category analysis (Details) - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of products and services [line items]
Sales	$ 15,176	$ 15,181
Spirits
Disclosure of products and services [line items]
Sales	12,318	12,409
Beer
Disclosure of products and services [line items]
Sales	2,234	2,063
Ready To Drink
Disclosure of products and services [line items]
Sales	493	496
Other
Disclosure of products and services [line items]
Sales	$ 131	$ 213